INCOME TAXES, Reconciliation of Income Tax Expense to Actual Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
Income (loss) before taxes on income, as reported in the consolidated statements of income (loss)	$ (1,972)	$ 23,440	$ (23,028)
Statutory tax rate	23.00%	23.00%	23.00%	35.00%	21.00%
Privileged Enterprise	(244.00%)	(15.00%)	(3.00%)
Permanent difference - nondeductible expenses	(685.00%)	24.00%	(15.00%)
Change in valuation allowance	(138.00%)	(11.00%)	(33.00%)
BEAT	0.00%	44.00%	0.00%
Release of tax-exempt profits under preferred enterprise tax regime	(221.00%)	0.00%	0.00%
Other	101.00%	(1.00%)	6.00%
Effective tax rate	(1164.00%)	64.00%	(22.00%)